Share Capital - Options valuation assumptions (Details) (Stock options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options
Weighted average assumptions and option awards:
Dividend yield	2.00%	1.90%	1.90%
Risk free interest rate	1.14%	1.15%	2.60%
Volatility	37.00%	46.00%	50.00%
Expected lives	6 years	6 years	6 years